SCHEDULE OF AMOUNT OWING BY RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management personnel	$ 183
Company controlled by the CEO	(57)
Total	$ 126